Corporate Information (Tables)	12 Months Ended
Dec. 31, 2025
Corporate Information [Abstract]
Schedule of Principal Subsidiaries

Particulars of the Company’s principal subsidiaries as of the date of the report are as follows:

			Issued and	Effective interests attributable to the Company as of
	Place of		registered	December 31,			Principal
Name	Incorporation		share capital	2023	2024	2025	activities
				(note iv)
WME Assets Group (note (i))	BVI	US$	10,410	38.2%	96.1%	96.1%	Investment holdings and hotel operation, hospitality and VIP services
L’Officiel Group Inc. (note (ii))	Cayman Islands	US$	1	46.6%	100%	100%	Investment holding and media and entertainment services
L’Officiel Europe Group Co., Ltd.	Cayman Islands	US$	1	—	100%	100%	Media and entertainment services
The Art Newspaper Group Inc. (note (iii))	Cayman Islands	US$	1	46.6%	100%	100%	Investment holding and media and entertainment services
WME Direct Investment Limited	BVI	US$	1	46.6%	100%	100%	Investment holding
(i)	WME Assets Group is the holding company of the Group’s hotel operation, hospitality and VIP services in Hong Kong and Singapore.

(ii)	L’Officiel Group Inc. is the holding company of the Group’s media and entertainment business unit of “L’Officiel”.

(iii)	The Art Newspaper Group Inc. is the holding company of the Group’s media and entertainment business unit of “The Art Newspaper”. During the year ended December 31, 2023, the Group acquired 100% interests in The Art Newspaper. Details refer to note 36.

(iv)

The reorganization of the Group was not yet completed as of December 31, 2023. The combination of entities and related businesses were under common control of AMTD Group. The effective interests attributable to the Group as of December 31, 2023 represented the effective interests of respective entities under AMTD Group. The effective interests of certain entities are lower than 50%, AMTD Group owns Class B shares of AMTD IDEA Group and AMTD IDEA Group owns Class B shares of AMTD Digital Inc., of which Class B shares of AMTD IDEA Group and AMTD Digital Inc. entitled 20 votes on each share. As such, AMTD Group can exercise their control over the combined entities. The reorganization of the Group was completed during the year ended December 31, 2024.